COMMITMENTS	12 Months Ended
Dec. 31, 2020
Note 21 - COMMITMENTS

The Company has a cost sharing agreement to reimburse Oniva for a percentage of its overhead expenses, to reimburse 100% of its out-of-pocket expenses incurred on behalf of the Company, and to pay a percentage fee based on Oniva’s total overhead and corporate expenses. The agreement may be terminated with one-month notice by either party. Transactions and balances with Oniva are disclosed in Note 12.

The Company and its subsidiaries have various operating lease agreements for their office premises, use of land, and equipment. Commitments in respect of these lease agreements are as follows:

	December 31, 2020	December 31, 2019
Not later than one year	$20	$1,269
Later than one year and not later than five years	14	20
Later than five years	3	5
	$37	$1,294

Included in the above amount as at December 31, 2020, is the Company’s commitment to incur flow-through eligible expenditures of $Nil (December 31, 2019 - $1,262 (C$1,639)) that must be incurred in Canada.

Office lease payments recognized as an expense during the year ended December 31, 2020, totalled $40 (2019 - $72, 2018 - $81).